Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Lease Arrangements [Abstract]
Summary Of Future Minimum Rental Payments And Sublease Rentals To Be Received Under Operating Leases

2017	$21,091
2018	17,884
2019	14,423
2020	11,943
2021	7,810
Thereafter	15,891
Total minimum rental payments	$89,042

Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations

	For the Years Ended December 31,
	2016	2015	2014

Total rental expense	$40,034	$40,021	$39,606